Pensions and Other Post-Retirement Benefits - Component of Accumulated Other Comprehensive Income/(Loss) Expected to be Recognized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Net actuarial loss	$ (21)
The Netherlands
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Net actuarial loss	(6)
United States
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Net actuarial loss	(5)
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Net actuarial loss	$ (10)